RELATED PARTY TRANSACTIONS (Details Narrative)		6 Months Ended		12 Months Ended
	May 27, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Sep. 08, 2025 shares	Jul. 22, 2025 USD ($) $ / shares shares	Jan. 27, 2025 USD ($)	Jan. 23, 2025 $ / shares shares	Dec. 20, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 15, 2024 USD ($)	May 31, 2024 shares
IfrsStatementLineItems [Line Items]
Deposit				$ 34,579
Expense reimbursement		$ 25,778		68,724
Capital raise		10,098		1,150			$ 130
Number of shares issued | shares					201,950,104	2,250,000		2,250,000
Number of shares outstanding | shares					201,950,104
Convertible loan		$ 4,350,000	$ 4,350,000
Convertible loan percentage		8.00%	8.00%
Notional amount		$ 4,350,000							$ 4,350,000
Accrued interest				$ 5,137					751,781
Convertible loan notes									$ 5,101,781	$ 1,000,000	$ 4,350,000
Par value per share | $ / shares								$ 0.00005	$ 2.17
Number of converted shares issued | shares									2,347,134
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares												5,086
Borrowings		517,535
Convertible loan notes										$ 517,535
HBM IV Inc [Member]
IfrsStatementLineItems [Line Items]
Borrowings		2,000,000
Nalimz Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings		1,000,000
Working Capital Innovation Fund II [Member]
IfrsStatementLineItems [Line Items]
Borrowings		582,465
Hafnia Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Capital raise	$ 8,000,000
Number of shares issued | shares	4,170,520
Number of shares outstanding | shares	4,170,520
Number of shares exercisable period	3 years
Number of shares exercisable per shares | $ / shares	6.13
Number of shares exercisable per shares	51.00%
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares												10,172
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						2,250,000
Exercise price of outstanding share options | $ / shares						$ 5.13
[custom:TotalExercisePrice-0]						$ 11,542,500